Commitments and Contigencies	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Commitments and Contigencies [Abstract]
COMMITMENTS AND CONTIGENCIES
10.	COMMITMENTS AND CONTIGENCIES

Employment Agreements

The Company entered into three-year employment agreements with Gareth Sheridan, our CEO, and Serguei Melnik, our President, effective February 1, 2022. The agreement also provides that the executives will continue as directors and officers of the Company for the respective terms thereof. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For their services to the Company during the term of the agreement, Mr. Sheridan and Mr. Melnik will receive an annual salary of $250,000 per annum, commencing on the effective date of the agreement. Mr. Sheridan and Mr. Melnik will also receive a performance bonus of 3.5% of net income before income taxes. As of July 31, 2022, the Company and Mr. Sheridan and Mr. Melnik mutually agreed to reduce their annual salary to $150,000. These agreements, and the employment of Mr. Goodman, automatically renew for one-year terms following expiration of the initial three-year terms and each successive one-year term.

The Company entered into a three-year employment agreement with Gerald Goodman, our CFO, effective February 1, 2022. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For his services to the Company during the term of the agreement, Mr. Goodman will receive an annual salary of $210,000 per annum, commencing on the effective date of the agreement. As of July 31, 2022, the Company and Mr. Goodman mutually agreed to reduce his annual salary to $110,000.

Kindeva Drug Delivery Agreement

On January 4, 2024, Nutriband signed a commercial development and clinical supply agreement for their lead product, Aversa Fentanyl, with Kindeva Drug Delivery, L.P. (“Kindeva”). Under this agreement, Kindeva will perform commercial manufacturing process development, manufacturing of clinical supplies for the human abuse liability clinical study, and development of chemistry, manufacturing and controls (CMC) information required by the FDA in support of a New Drug Application (“NDA”). As of January 31, 2025, Nutriband has incurred expenses of $3.0 million under this agreement. The Company expects approximately $5.2 million to complete the development. On February 4, 2025, the agreement was amended to reduce the hourly rate for the labor on the project in exchange for a milestone payment payable upon FDA approval. Under the amended agreement, the remaining budget as of April 30, 2025, through NDA submission for the current workplan was reduced to $3.2 million. The amended agreement also includes a milestone payment of $3.0 million to be paid to Kindeva when the Company receives FDA approval.

Lease Agreement

On February 1, 2022, Pocono Pharmaceuticals entered into a lease agreement with Geometric Group, LLC for 12,000 square feet of warehouse space currently occupied by Active Intelligence. The monthly rental is $3,000 and the lease expires on January 31, 2025. The lease has been extended for an additional three years at the same monthly rental.

Sorrento Therapeutics, Inc. Agreement

On July 25, 2023, 4P Therapeutics assigned its claim under the bankruptcy proceedings from Sorrento Therapeutics Inc. and received proceeds of $106,528. The amount due under the claim was $118,675 and 4P Therapeutics recorded a reserve for bad debts of $118,675 during the year ended January 31, 2024. Under the agreement with the buyer of the claim, 4P Therapeutics will make proportional restitution and/or repayment of the purchase amount to the extent the claim is disallowed, reduced or not paid at the same time or distribution rate as other general unsecured claims against the Debtor are paid. The Company has recorded the amount of the proceeds as a secured loan payable to the factor as of April 30, 2025.

Legal Proceedings

The Company is currently a defendant in a lawsuit initiated by Joseph Gunnar, LLC (“Gunnar”) and Lucosky Brookman LLP (“LB”) in the Supreme Court of the State of New York, New York County, under Index No.654633/2023. The lawsuit alleges multiple allegations such as breach of contract, fraudulent activities, and tortious interference and seeks damages following the Company’s termination of an engagement letter for assistance with a public stock offering. Gunnar is seeking over $500,000 in damages plus punitive damages, while LB is demanding reimbursement of legal fees.

In response, the Company denies all allegations, alleging that the engagement letter was unenforceable, and its termination was legally justified. The Company has also initiated counterclaims against Joseph Gunnar & Co., accusing them of intentional interference and breach of fiduciary duty, and is seeking $1,000,000 for each claim along with a declaratory judgment affirming the legality and justification of the termination. The plaintiffs have denied these counterclaims.

Currently, there are no pending hearings or motions, and the case is in the discovery stage. In early 2024, the plaintiffs proposed a settlement offer of $100,000. The Company has not responded to that proposed settlement offer.

10.	COMMITMENTS AND CONTIGENCIES

Employment Agreements

The Company entered into three-year employment agreements with Gareth Sheridan, our CEO, and Serguei Melnik, our President, effective February 1, 2022. The agreement also provides that the executives will continue as directors and officers of the Company for the respective terms thereof. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For their services to the Company during the term of the agreement, Mr. Sheridan and Mr. Melnik will receive an annual salary of $250,000 per annum, commencing on the effective date of the agreement. Mr. Sheridan and Mr. Melnik will also receive a performance bonus of 3.5% of net income before income taxes. As of July 31, 2022, the Company and Mr. Sheridan and Mr. Melnik mutually agreed to reduce their annual salary to $150,000. These agreements, and the employment of Mr. Goodman, automatically renew for one-year terms following expiration of the initial three-year terms and each successive one-year term.

The Company entered into a three-year employment agreement with Gerald Goodman, our CFO, effective February 1, 2022. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For his services to the Company during the term of the agreement, Mr. Goodman will receive an annual salary of $210,000 per annum, commencing on the effective date of the agreement. As of July 31, 2022, the Company and Mr. Goodman mutually agreed to reduce his annual salary to $110,000.

Kindeva Drug Delivery Agreement

On January 4, 2024, Nutriband signed a commercial development and clinical supply agreement for their lead product, Aversa Fentanyl, with Kindeva Drug Delivery, L.P. (“Kindeva”). Under this agreement, Kindeva will perform commercial manufacturing process development, manufacturing of clinical supplies for the human abuse liability clinical study, and development of chemistry, manufacturing and controls (CMC) information required by the FDA in support of a New Drug Application (“NDA”). As of January 31, 2025, Nutriband has incurred expenses of $3.0 million under this agreement. The Company estimates approximately $5.2 million to complete the development. On February 4, 2025, the agreement was amended to reduce the hourly rate for the labor on the project in exchange for a milestone payment payable upon FDA approval. Under the amended agreement, the remaining budget as of January 31, 2025, through NDA submission for the current workplan was reduced to $3.2 million. The amended agreement also includes a milestone payment of $3.0 million to be paid to Kindeva when the Company receives FDA approval.

Lease Agreement

On February 1, 2022, Pocono Pharmaceuticals entered into a lease agreement with Geometric Group, LLC for 12,000 square feet of warehouse space currently occupied by Active Intelligence. The monthly rental is $3,000 and the lease expires on January 31, 2025. The lease has been extended for an additional three years at the same monthly rental.

Sorrento Therapeutics, Inc. Agreement

On July 25, 2023, 4P Therapeutics assigned its claim under the bankruptcy proceedings from Sorrento Therapeutics Inc. and received proceeds of $106,528. The amount due under the claim was $118,675 and 4P Therapeutics recorded a reserve for bad debts of $118,675 during the year ended January 31, 2024. Under the agreement with the buyer of the claim, 4P Therapeutics will make proportional restitution and/or repayment of the purchase amount to the extent the claim is disallowed, reduced or not paid at the same time or distribution rate as other general unsecured claims against the Debtor are paid. The Company has recorded the amount of the proceeds as a secured loan payable to the factor as of January 31, 2025.

Legal Proceedings

The Company is currently a defendant in a lawsuit initiated by Joseph Gunnar, LLC (“Gunnar”) and Lucosky Brookman LLP (“LB”) in the Supreme Court of the State of New York, New York County, under Index No.654633/2023. The lawsuit alleges multiple allegations such as breach of contract, fraudulent activities, and tortious interference and seeks damages following the Company’s termination of an engagement letter for assistance with a public stock offering. Gunnar is seeking over $500,000 in damages plus punitive damages, while LB is demanding reimbursement of legal fees.

In response, the Company denies all allegations, alleging that the engagement letter was unenforceable, and its termination was legally justified. The Company has also initiated counterclaims against Joseph Gunnar & Co., accusing them of intentional interference and breach of fiduciary duty, and is seeking $1,000,000 for each claim along with a declaratory judgment affirming the legality and justification of the termination. The plaintiffs have denied these counterclaims.

Currently, there are no pending hearings or motions, and the case is in the discovery stage. In early 2024, the plaintiffs proposed a settlement offer of $100,000. The Company has not responded to that proposed settlement offer.